Equity	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
EQUITY

NOTE 13 — EQUITY

Ordinary shares

The Company was incorporated as a BVI business company under the BVI Act on October 18, 2023, and are authorized to issue a maximum of 28,000,000 shares of no par value (the “Ordinary Shares”), divided into (i) 25,200,000 Class A Ordinary Shares and (ii) 2,800,000 Class B ordinary shares of no par value.

The following is a summary of the rights, preferences, and terms of the Class A ordinary shares and Class B ordinary shares:

Dividends

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the right to an equal share of dividends when, as and if, declared by our board of directors. As of March 31, 2026, 2025 and 2024, the Company has declared dividends of $nil, $nil and $nil respectively.

Voting

Holders of Class A Ordinary Shares are entitled to one (1) vote per share.

Holders of Class B Ordinary Shares are entitled to twenty (20) votes per share.

Liquidation Preference

Both holders of Class A and Class B Ordinary Shares have the right to an equal share in the distribution of the surplus assets of the Company on its liquidation.

Conversion

In no event shall Class A Ordinary Shares be convertible into Class B Ordinary Shares.

Each Class B Ordinary Share is converted at the option of the holder, at any time after issue and without the payment of any additional sum, into such number of Class A Ordinary Shares, as may be issued at the conversion rate of 1:1 basis from Class B Ordinary Shares to Class A Ordinary Shares (“Conversion Rate”), of fully paid Class A Ordinary Shares calculated at the Conversion Rate.

Class A Ordinary Shares and Class B Ordinary Shares are referred to as ordinary shares throughout the notes to these financial statements, unless otherwise noted.

The equity of the Company as of March 31, 2026 and 2025 represents 28,000,000 ordinary shares authorized, 2,501,277 and 2,301,250 ordinary shares issued and outstanding with no par value, amounting to $4,000.

A summary of movements in the Company’s ordinary shares are as follows:

	Class-A Shares	Class-B Shares	Total	Par value of shares	Additional paid-in capital
Balance as of March 31, 2024	1,400,000	700,000	2,100,000	$4,000	$1,284
Issuance of new shares from Initial Public Offering	201,250	—	201,250	—	6,058,248
Balance as of March 31, 2025	1,601,250	700,000	2,301,250	$4,000	$6,059,532
Conversion of Class B to Class A shares	210,000	(210,000)	—	—	—
Issuance of new shares from 2025 Stock Incentive Plan	200,000	—	200,000	—	7,820,000
Reverse stock split rounding adjustment	27	—	27	—	—
Balance as of March 31, 2026	2,011,277	490,000	2,501,277	$4,000	$13,879,532

***	Shares presented on a retrospective basis to reflect the Reverse Stock Split on May 6, 2026 and the share subdivision on August 14, 2024

Share subdivision

On August 19, 2024, the Company’s shareholders and Board of Directors approved a 1-to-1,400 share subdivision. Immediately before the share subdivision, the Company was authorized to issue a maximum of 200,000 shares of no par value each divided into (i) 180,000 Class A ordinary shares of no par value and (ii) 20,000 Class B ordinary shares of no par value, of which 10,000 Class A Ordinary Shares and 5,000 Class B Ordinary Shares were issued and outstanding. As a result of the share subdivision, the Company is authorized to issue a maximum of 280,000,000 shares of no par value each divided into (i) 252,000,000 Class A ordinary shares of no par value and (ii) 28,000,000 Class B ordinary shares of no par value, of which 14,000,000 Class A Ordinary Shares and 7,000,000 Class B Ordinary Shares are issued and outstanding. The Company believes it is appropriate to reflect such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented.

Completion of Initial Public Offering

On January 13, 2025, the Company consummated the Offering of 2,012,500 Class A ordinary shares at a price to the public of $4.00 per share. The aggregate gross proceeds from the Offering amounted to $8,050,000, prior to deducting underwriting discounts, commissions and offering-related expenses.

2025 Stock Incentive Plan

On March 17, 2025, the board of directors of the Company approved the 2025 Stock Incentive Plan. Under the Plan, the maximum aggregate number of Class A Ordinary Shares that may be issued pursuant to the awards shall be 2,400,000 Class A Ordinary Shares.

On May 2, 2025, the Company granted a total of 2,000,000 shares under 2025 Stock Incentive Plan to 9 unrelated individuals for the Company’s future marketing and business development. The shares granted were vested immediately upon issuance and not subject to any restrictions. For the year ended March 31, 2026, the Company recorded share-based payment for selling and marketing service of US$7,820,000 in the consolidated statement of operations and comprehensive loss as selling and marketing expenses – share-based compensation.

On March 31, 2026, the Company granted a total of 400,000 shares under 2025 Stock Incentive Plan to an employee as performance bonus. The shares granted were vested after issuance and not subject to any restrictions. For the year ended March 31, 2026, the Company recorded share-based payment for service of US$108,000 in the consolidated statement of operations and comprehensive loss as general and administrative expenses. The 400,000 shares granted were issued on April 1, 2026.

Conversion of Class B to Class A shares

On December 11, 2025, a significant shareholder of the Company, effected the conversion of all 2,100,000 of its class B ordinary shares of no par value (the “Class B Ordinary Shares”) into class A ordinary shares of no par value (the “Class A Ordinary Shares”) on a one-for-one basis, in accordance with the Company’s amended and restated memorandum and articles of association.

Prior to the conversion, the Class B Ordinary Shares held by the shareholder carried superior voting rights of twenty votes per share. As a result of the conversion, such Class A Ordinary Shares now carry one vote per share. The conversion resulted in a change in the voting power of the significant shareholder but did not result in any change to the aggregate number of ordinary shares beneficially owned by shareholder.

Reverse Stock Split

On March 31, 2026, the Board of Directors of the Company approved a reverse stock split of all of the Company’s issued and unissued shares, including the Class A ordinary shares with no par value and Class B ordinary shares with no par value, at an exchange ratio of ten (10) shares for one (1) share. The reverse stock split became effective on May 6, 2026. The Company believes it is appropriate to reflect such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented.